Lease Exit Liability - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 16, 2008	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Operating Lease	2018
Onetime purchase payment under purchase agreement	$ 5,000,000
Additional amounts recorded		0	0	0
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Onetime payment paid under license of product	8,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Onetime payment paid under license of product	$ 12,000,000
Convertible Preferred Stock Series D [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued in connection with acquisition	12,466,039